Cash and Cash Equivalents and Restricted Cash (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents and Restricted Cash (Details) [Line Items]
Notes in bank	$ 15,500,000	$ 13,000,000
Interest income	$ 653,661	$ 500,012
Bottom of Range [Member]
Cash and Cash Equivalents and Restricted Cash (Details) [Line Items]
interest rate	3.63%
Deposits earned interest	4.10%
Top of Range [Member]
Cash and Cash Equivalents and Restricted Cash (Details) [Line Items]
interest rate	3.80%
Deposits earned interest	4.44%